Columbia Marsico Flexible Capital Fund | Class A, C, I and R Shares
Summary of the Fund
INVESTMENT OBJECTIVE
Columbia Marsico Flexible Capital Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares of the Fund if you and members of your immediate family (that share the same mailing address) agree to invest in the future at least $50,000 in any of the Columbia and Columbia Acorn funds. More information about these and other discounts is available from your financial intermediary and under “Reductions/Waivers of Sales Charges — Front-End Sales Charge Reductions” on page S.10 of this prospectus and on page D.1 of Appendix D in the Fund’s Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Marsico Flexible Capital Fund Class A, C, I and R Shares	Class A	Class C	Class I	Class R
Shareholder Fees Column [Text]	Class A	Class C	Class I	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	1.00%	none	none

Annual Fund Operating Expenses Columbia Marsico Flexible Capital Fund		Class A, C, I and R Shares	Class A, C, I and R Shares Class A	Class A, C, I and R Shares Class C	Class A, C, I and R Shares Class I	Class A, C, I and R Shares Class R
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class C	Class I	Class R
Management fees			0.89%	0.89%	0.89%	0.89%
Distribution and/or service (12b-1) fees			0.25%	1.00%	none	0.50%
Other expenses			0.56%	0.56%	0.38%	0.56%
Total annual fund operating expenses			1.70%	2.45%	1.27%	1.95%
Less: Fee waiver/expense reimbursement	[2]		(0.20%)	(0.20%)	(0.15%)	(0.20%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.50%	2.25%	1.12%	1.75%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until Oct. 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rates of 1.50% for Class A, 2.25% for Class C, 1.12% for Class I and 1.75% for Class R.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Marsico Flexible Capital Fund Class A, C, I and R Shares (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	719	1,062	1,428	2,457
Class C	Class C (if shares are redeemed)	328	745	1,288	2,775
Class I	Class I (whether or not shares are redeemed)	114	388	684	1,526
Class R	Class R (whether or not shares are redeemed)	178	593	1,035	2,264

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Columbia Marsico Flexible Capital Fund Class A, C, I and R Shares Class C	Class C (if shares are not redeemed)	228	745	1,288	2,775

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period from September 28, 2010 (commencement of operations) to August 31, 2011, the Fund’s portfolio turnover rate was 214% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests in equity securities and other investments that are selected primarily for their long-term growth potential. The Fund may also invest up to 40% of its assets in various types of fixed income and variable income securities, including up to 25% in securities rated below investment grade (commonly called “high yield securities” or “junk bonds”). The Fund may invest without limit in foreign investments, including investments in emerging markets. The Fund may invest in issuers of any size, and will generally hold a core position of between 20 and 50 securities or other investments, but this range may change from time to time.

In selecting investments for the Fund, Marsico Capital Management, LLC (Marsico Capital or the Subadviser) uses an approach that combines “top-down” macro-economic analysis with “bottom-up” securities selection. The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment, and the global competitive landscape. Through this “top-down” analysis, Marsico Capital seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico Capital has observed. Marsico Capital then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In evaluating investment opportunities, Marsico Capital may consider whether a particular security or other investment potentially offers current income, and in selecting fixed income and variable income securities, Marsico Capital will also focus on the potential for growth of capital. The Fund is not required to seek current income or to maintain any portion of its total assets in fixed or variable income securities.

The Fund’s holdings may include, without limitation, securities or other investments of established companies, less mature companies, companies that may, in Marsico Capital’s view, be experiencing a significant positive transformation or a favorable catalyst impacting their potential growth, securities or other investments that may be underappreciated by other investors, or that are believed to be trading at compelling valuations in light of their potential growth.

Marsico Capital may use derivatives, such as options (including options on currencies, interest rates and swap agreements, which are commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

Active Management Risk. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk — Options. The Fund may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price. If the Fund sells a call option on an underlying asset that the Fund owns (a “covered call”) and the underlying asset has increased in value when the call option is exercised, the Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price. Options may be traded on a securities exchange or over-the-counter. These transactions involve risk, including correlation risk, counterparty credit risk, hedging risk and leverage risk.

Focused Portfolio Risk. Because the Fund may hold a limited number of securities, the Fund as a whole is subject to greater risk of loss if any of those securities declines in price.

Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

High-Yield Securities Risk. The Fund’s investments in below-investment grade fixed-income securities (i.e., high-yield or junk bonds) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of investments may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of investments may fluctuate, sometimes rapidly and unpredictably.

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Risks of Foreign/Emerging Markets Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets may present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economies and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

Small and Mid-Sized Company Risk. Investments in small and medium size companies often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

PAST PERFORMANCE
The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations. The Fund commenced operations on September 28, 2010. When performance is available, the Fund intends to compare its performance to the performance of the Standard & Poor’s 500 Index.